Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions on taxes other than income tax, fines and penalties	Other provisions	Total
At December 31, 2016	3,678	746	760	1,732	6,916

Arising during the year	—	2,175	23	7	2,205
Utilized	(79)	(451)	(1)	(905)	(1,436)
Revision in estimated cash flow and discount rate change	82	—	—	—	82
Unused amounts reversed	—	(180)	(232)	(551)	(963)
Unwinding of discount	311	—	—	—	311
Exchange differences	—	—	26	32	58

At December 31, 2017	3,992	2,290	576	315	7,173

Current	178	2,290	576	315	3,359
Non-current	3,814	—	—	—	3,814
Arising during the year	—	1,516	199	905	2,620
Utilized	(77)	(273)	—	(256)	(606)
Revision in estimated cash flow and discount rate change	(309)	—	—	—	(309)
Unused amounts reversed	—	(646)	(188)	(20)	(854)
Unwinding of discount	302	—	—	—	302
Exchange differences	—	215	(4)	4	215

At December 31, 2018	3,908	3,102	583	948	8,541

Current	189	3,102	583	948	4,822
Non-current	3,719	—	—	—	3,719
Arising during the year	—	1,346	980	—	2,326
Utilized	(30)	(264)	—	(722)	(1,016)
Revision in estimated cash flow and discount rate change	1,180	—	—	—	1,180
Unused amounts reversed	—	(1,200)	(9)	(197)	(1,406)
Unwinding of discount	345	—	—	—	345
Exchange differences	—	(150)	(19)	(5)	(174)

At December 31, 2019	5,403	2, 834	1,535	24	9,796

Current	165	2, 834	1,535	24	4,558
Non-current	5,238	—	—	—	5,238